Business segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Business segments
28.	Business segments
The Chief Operating Decision Maker (“CODM”) of IFS is the Chief Executive Officer (“CEO”). The Group presents three operating segments based on products and services, as follows:
Banking -
Mainly loans, credit facilities, deposits and current accounts.
Insurance -
It provides annuities and conventional life insurance products, as well as other retail insurance products.
Wealth management -
It provides brokerage and investment management services. Inteligo serves mainly Peruvian citizens.
The operating segments monitor the operating results of their business units separately for the purpose of making decisions on the distribution of resources and performance assessment. Segment performance is evaluated based on operating profit or loss and it is measured consistently with operating profit or loss in the consolidated financial statements.
Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.
No revenue from transactions with a single external customer or counterparty exceeded 10 percent of the Group’s total revenues in the years 2020, 2019 and 2018.

The following table presents the Group’s financial information by business segments for the years ended December 31, 2020, 2019 and 2018:

	2020
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,900,400	1,365,579	433,941	(19,738)	6,680,182
Inter-segment	(59,267)	—	(3,273)	62,540	—

Total income	4,841,133	1,365,579	430,668	42,802	6,680,182

Consolidated statement of income data
Interest and similar income	3,836,413	654,975	163,414	10,165	4,664,967
Interest and similar expenses	(1,053,356)	(83,992)	(51,652)	(3,284)	(1,192,284)

Net interest and similar income	2,783,057	570,983	111,762	6,881	3,472,683

Impairment loss on loans, net of recoveries	(2,393,923)	—	(21)	—	(2,393,944)
(Loss) recovery due to impairment of financial investments	170	(33,819)	745	—	(32,904)

Net interest and similar income after impairment loss on loans	389,304	537,164	112,486	6,881	1,045,835

Fee income from financial services, net	619,842	(6,056)	163,968	(54,254)	723,500
Net gain on sale of financial investments	103,773	105,038	(23,428)	—	185,383
Other income	340,372	96,641	129,987	24,351	591,351
Total net premiums earned minus claims and benefits	—	(279,070)	—	—	(279,070)
Depreciation and amortization	(234,479)	(25,590)	(14,478)	5,797	(268,750)
Other expenses	(1,299,027)	(260,405)	(113,564)	31,086	(1,641,910)

Income before translation result and Income Tax	(80,215)	167,722	254,971	13,861	356,339
Translation result	(5,966)	(26,591)	(3,846)	(9,320)	(45,723)
Income Tax	80,509	—	(8,000)	424	72,933

Net profit for the year	(5,672)	141,131	243,125	4,965	383,549

Attributable to:
IFS’s shareholders	(5,672)	141,131	243,125	4,675	383,259
Non-controlling interest	—	—	—	290	290

	(5,672)	141,131	243,125	4,965	383,549

(*)	Corresponds to interest and similar income, other income and net premiums earned.

	2019
	Banking	Insurance S/(000) (***)	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)		S/(000)	S/(000)	S/(000)
Total income (*)
Third party	5,335,387	1,198,231	390,720	(138,525)	6,785,813
Inter-segment	(80,697)	—	(2,093)	82,790	—

Total income	5,254,690	1,198,231	388,627	(55,735)	6,785,813

Consolidated statement of income data
Interest and similar income	4,073,998	612,549	167,974	(7,305)	4,847,216
Interest and similar expenses	(1,290,055)	(72,485)	(61,465)	42	(1,423,963)

Net interest and similar income	2,783,943	540,064	106,509	(7,263)	3,423,253

Impairment loss on loans, net of recoveries	(750,787)	—	(24)	—	(750,811)
(Loss) recovery due to impairment of financial investments	43	(6,170)	(663)	—	(6,790)

Net interest and similar income after impairment loss on loans	2,033,199	533,894	105,822	(7,263)	2,665,652

Fee income from financial services, net	827,064	(3,980)	164,312	(61,511)	925,885
Net gain on sale of financial investments	30,854	39,234	42,127	—	112,215
Net gain from derecognition of financial assets at amortized cost	8,474	—	—	—	8,474
Other income (**)	394,997	129,784	16,307	(69,698)	471,390
Total net premiums earned minus claims and benefits	—	(279,620)	—	(11)	(279,631)
Depreciation and amortization	(227,070)	(22,396)	(18,321)	5,772	(262,015)
Other expenses	(1,384,432)	(276,350)	(104,996)	49,479	(1,716,299)

Income before translation result and Income Tax	1,683,086	120,566	205,251	(83,232)	1,925,671
Translation result	(5,592)	9,826	1,423	12,113	17,770
Income Tax	(448,956)	—	(6,420)	(37,950)	(493,326)

Net profit for the year	1,228,538	130,392	200,254	(109,069)	1,450,115

Attributable to:
IFS’s shareholders	1,228,538	130,392	200,254	(117,926)	1,441,258
Non-controlling interest	—	—	—	8,857	8,857

	1,228,538	130,392	200,254	(109,069)	1,450,115

(*)	Corresponds to interest and similar income, other income and net premiums earned.
(**)
For the Banking Segment, the caption “Other income” for the year ended December 31, 2019, includes approximately S/52,580,000, before taxes, as gain on the sale of Interfondos to Inteligo Perú Holding S.A.C., which is eliminated in the accounting consolidation process, see Note 2(a). The net profit amounted to approximately S/32,422,000, after taxes.

(***)	As of December 31, 2019, certain balances in the Insurance Segment have been modified due to the reclassifications detailed in Note 3.4(ah).

	2018
	Banking	Insurance S/(000) (**)	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)		S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,628,369	993,620	351,518	(49,500)	5,924,007
Inter-segment	(57,276)	—	12,226	45,050	—

Total income	4,571,093	993,620	363,744	(4,450)	5,924,007

Consolidated statement of income data
Interest and similar income	3,559,112	610,990	154,090	(2,910)	4,321,282
Interest and similar expenses	(1,067,710)	(61,051)	(44,096)	(4,437)	(1,177,294)

Net interest and similar income	2,491,402	549,939	109,994	(7,347)	3,143,988

Impairment loss on loans, net of recoveries	(660,858)	—	786	—	(660,072)
(Loss) recovery due to impairment of financial investments	(63)	11,349	1,791	—	13,077

Net interest and similar income after impairment loss on loans	1,830,481	561,288	112,571	(7,347)	2,496,993

Fee income from financial services, net	759,518	(4,593)	164,184	(44,683)	874,426
Net gain on sale of financial investments	16,364	(30,684)	28,560	—	14,240
Other income	293,375	98,328	4,684	(1,907)	394,480
Total net premiums earned minus claims and benefits	—	(400,758)	—	—	(400,758)
Depreciation and amortization	(138,543)	(16,982)	(9,147)	(26)	(164,698)
Other expenses	(1,364,155)	(256,670)	(97,377)	45,419	(1,672,783)

Income before translation result and Income Tax	1,397,040	(50,071)	203,475	(8,544)	1,541,900
Translation result	(10,208)	(11,405)	(227)	(13,151)	(34,991)
Income Tax	(375,911)	—	(5,725)	(33,879)	(415,515)

Net profit for the year	1,010,921	(61,476)	197,523	(55,574)	1,091,394

Attributable to:
IFS’s shareholders	1,010,921	(61,476)	197,523	(62,688)	1,084,280
Non-controlling interest	—	—	—	7,114	7,114

	1,010,921	(61,476)	197,523	(55,574)	1,091,394

(*)	Corresponds to interest and similar income, other income and net premiums earned.
(**)	As of December 31, 2018, certain balances in the Insurance Segment have been modified due to the reclassifications detailed in Note 3.4(ah).

	2020
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	193,113	109,786	6,771	—	309,670
Total assets	68,038,621	15,311,267	4,308,618	577,523	88,236,029
Total liabilities	61,814,096	14,375,950	3,233,691	(141,657)	79,282,080

	2019
	Banking	Insurance	Wealth management	Holding and Consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	195,177	69,643	6,769	—	271,589
Total assets	53,019,361	13,917,641	4,098,057	527,234	71,562,293
Total liabilities	46,676,473	12,943,718	3,244,210	(205,556)	62,658,845

(*)	It includes the purchase of property, furniture and equipment, intangible assets and investment properties.
The distribution of the Group’s total income based on the location of the customer and its assets, for the year ended December 31, 2020, is S/6,307,987,000 in Peru and S/372,195,000 in Panama (for the year ended December 31, 2019, is S/6,458,212,000 in Peru and S/327,601,000 in Panama and for the year ended December 31, 2018, is S/5,624,597,000 in Peru and S/308,397,000 in Panama). The distribution of the Group’s total assets based on the location of the customer and its assets as of December 31, 2020 is S/84,096,653,000 in Peru and S/4,139,376,000 in Panama (for the year ended December 31, 2019, is S/67,623,222,000 in Peru and S/3,939,071,000 in Panama).